Note 2: Significant Accounting Policies: C. Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2015
Policies
C. Cash and Cash Equivalents	C. Cash and cash equivalents At December 31, 2015 and December 31, 2014, cash and cash equivalents consisted of checking accounts.